Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment owned, at cost	$ 241,120	$ 450,216
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock issuable	1,122,311	1,122,311
Series A Preferred Stock [Member]
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares issued	3	3
Preferred stock, shares outstanding	3	3
Common Class A [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	1,084,010,130	1,038,374,219
Common stock, shares outstanding	1,084,010,130	1,038,374,219
Common Class B [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0